Income Before Income Taxes and Provision for Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income before income taxes:
Domestic	$ 176,695	¥ 14,489,000	¥ 9,963,000	¥ 3,301,000
Foreign	396,025	32,474,000	32,767,000	30,217,000
INCOME BEFORE INCOME TAXES	572,720	46,963,000	42,730,000	33,518,000
Provision for income taxes:
Current - Domestic	60,000	4,920,000	2,369,000	1,647,000
Current - Foreign	114,500	9,389,000	8,725,000	7,113,000
Sub total	174,500	14,309,000	11,094,000	8,760,000
Deferred - Domestic	2,354	193,000	542,000	1,838,000
Deferred - Foreign	(4,000)	(328,000)	823,000	354,000
Sub total	(1,646)	(135,000)	1,365,000	2,192,000
Consolidated provision for income taxes	$ 172,854	¥ 14,174,000	¥ 12,459,000	¥ 10,952,000